Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
The components of income tax expense from continuing operations are as follows:
Table 88: Components of Income Tax Expense

Year ended December 31 In millions	2019	2018	2017
Current
Federal	$570	$739	$303
State	152	178	53
Total current	722	917	356
Deferred
Federal	187	13	(602)
State	(8)	(2)	61
Total deferred	179	11	(541)
Total	$901	$928	$(185)

Significant components of deferred tax assets and liabilities are as follows:

Table 89: Deferred Tax Assets and Liabilities

December 31 – in millions	2019	2018
Deferred tax assets
Allowance for loan and lease losses	$661	$637
Compensation and benefits	270	279
Partnership investments	120	184
Loss and credit carryforward	203	366
Accrued expenses	195	207
Lease obligations	545
Other	161	193
Total gross deferred tax assets	2,155	1,866
Valuation allowance	(31)	(37)
Total deferred tax assets	2,124	1,829
Deferred tax liabilities
Leasing	1,703	1,169
Goodwill and intangibles	194	196
Fixed assets	412	379
Mortgage servicing rights	99	179
Net unrealized gains on securities and financial instruments	401
Other	176	129
Total deferred tax liabilities	2,985	2,052
Net deferred tax liability	$861	$223

A reconciliation between the statutory and effective tax rates from continuing operations follows:
Table 90: Reconciliation of Statutory and Effective Tax Rates

Year ended December 31	2019	2018	2017
Statutory tax rate	21.0%	21.0%	35.0%
Increases (decreases) resulting from:
State taxes net of federal benefit	2.3	2.5	1.8
Tax-exempt interest	(1.5)	(1.7)	(3.2)
Life insurance	(1.0)	(1.0)	(2.2)
Tax credits	(4.2)	(4.0)	(5.3)
Federal deferred tax revaluation		(2.1)	(27.0)
Unrecognized tax benefits	(.1)	1.3	(.2)
Other	(.1)	.9	(3.1)
Effective tax rate	16.4%	16.9%	(4.2)%

The net operating loss carryforwards at December 31, 2019 and 2018 follow:
Table 91: Net Operating Loss Carryforwards

Dollars in millions	December 31, 2019	December 31, 2018	Expiration
Net Operating Loss Carryforwards:
Federal	$402	$521	2032
State	$1,197	$1,577	2020-2039

The majority of the tax credit carryforwards expire in 2038 and were $149 million at December 31, 2019 and $323 million at December 31, 2018. Some federal and state net operating loss and credit carryforwards are from acquired entities and utilization is subject to various statutory limitations. We anticipate that we will be able to fully utilize our carryforwards for federal tax purposes, but we have recorded an insignificant valuation allowance against certain state tax carryforwards as of December 31, 2019.

Retained earnings included $.1 billion at both December 31, 2019 and 2018 in allocations for bad debt deductions of former thrift subsidiaries for which no income tax has been provided. Under current law, if certain subsidiaries use these bad debt reserves for purposes other than to absorb bad debt losses, they will be subject to Federal income tax at the current corporate tax rate.
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:
Table 92: Change in Unrecognized Tax Benefits

In millions	2019	2018	2017
Balance of gross unrecognized tax benefits at January 1	$207	$18	$22
Increases:
Positions taken during a prior period		212	4
Decreases:
Positions taken during a prior period	(77)	(16)	(3)
Settlements with taxing authorities		(7)	(4)
Reductions resulting from lapse of statute of limitations			(1)
Balance of gross unrecognized tax benefits at December 31	$130	$207	$18
Favorable (unfavorable) impact if recognized	$76	$76	$17

It is reasonably possible that the balance of unrecognized tax benefits could decrease in the next twelve months due to ongoing or completion of examinations by various tax authorities or the expiration of statutes of limitations.

We are subject to U.S. federal income tax as well as income tax in most states and some foreign jurisdictions. Table 93 summarizes the status of significant IRS examinations.
Table 93: IRS Tax Examination Status

	Years under examination	Status at December 31
Federal	2016 – 2017	Under Exam

In addition, we are under continuous examinations by various state taxing authorities. With few exceptions, we are no longer subject to state and local and foreign income tax examinations by taxing authorities for periods before 2013. For all open audits, any potential adjustments have been considered in establishing our unrecognized tax benefits as of December 31, 2019.

Our policy is to classify interest and penalties associated with income taxes as income tax expense. For 2019 and 2018, the amount of gross interest and penalties was insignificant. At December 31, 2019 and 2018, the related amounts of accrued interest and penalties were also insignificant.